Assets held for sale or exchange and liabilities related to assets held for sale or exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Details) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange	€ 85	€ 89	€ 83	[1]
Liabilities related to assets held for sale or exchange	€ 10	€ 0	€ 32	[2]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.